UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03504

UBS RMA Tax-Free Fund Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

Item 1.	Schedule of Investments

[INSERT EDGARIZED SCHEDULE OF INVESTMENTS HERE]

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes—85.85%
Alabama — 0.49%
Birmingham Medical Clinic Board Revenue,
2.090%, VRD	16,500,000	16,500,000
Huntsville (JP Morgan PUTTERs, Series 1886) (AMBAC Insured),
2.710%, VRD[1,2]	7,335,000	7,335,000
Mobile Industrial Development Board, Dock and Wharf Revenue Refunding (Holnam, Inc. Project), Series A,
2.080%, VRD	15,665,000	15,665,000

		39,500,000

Alaska — 1.59%
Alaska Housing Finance Corp. (General Housing), Series B (ABN AMRO MuniTops Certificates Trust, Series 2005-18) (MBIA Insured),
2.260%, VRD[1,2]	16,995,000	16,995,000
Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project),
1.250%, VRD	3,500,000	3,500,000
Series A,
1.250%, VRD	22,525,000	22,525,000
Series B,
1.250%, VRD	54,200,000	54,200,000
Series C,
1.250%, VRD	27,200,000	27,200,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series C,
0.900%, VRD	2,700,000	2,700,000

		127,120,000

Arizona — 1.64%
Apache County Industrial Development Authority (Tucson Electric Power Co.-Springerville Project),
Series B,
2.150%, VRD	11,200,000	11,200,000
Series C,
2.000%, VRD	35,000,000	35,000,000
Apache County Industrial Development Authority Industrial Development Revenue (Tucson Electric Power), Series 83A,
2.000%, VRD	24,950,000	24,950,000
Arizona Board of Regents Certificates of Participation (Morgan Stanley Floater Certificates), Series 1918 (AMBAC Insured),
2.310%, VRD[1,2]	16,690,000	16,690,000
Phoenix Civic Improvement Corp. Excise Tax Revenue Refunding (Senior Lien) (Bank of America Austin Certificates, Series 2007-161),
2.230%, VRD[1,2]	9,852,500	9,852,500
Pima County Industrial Development Authority (Tucson Electric Power Co.-Irvington Project), Series A,
2.150%, VRD	8,200,000	8,200,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (JP Morgan PUTTERs),
Series 2045,
2.290%, VRD[1,2]	16,325,000	16,325,000
Series 2046,
2.290%, VRD[1,2]	8,800,000	8,800,000

		131,017,500

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes — (continued)
California — 1.97%
California Department of Water Resources Power Supply Revenue, Subseries G-6 (FSA Insured),
1.750%, VRD	87,180,000	87,180,000
California State Revenue Anticipation Notes,
4.000%, due 06/30/08	70,000,000	70,106,475

		157,286,475

Colorado — 0.96%
Aurora Water Improvement Revenue (JP Morgan PUTTERs, Series 1944) (AMBAC Insured),
2.710%, VRD[1,2]	10,295,000	10,295,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program),
Series A-1,
1.300%, VRD	2,400,000	2,400,000
Series A-4,
1.300%, VRD	700,000	700,000
Series C-6,
1.300%, VRD	3,000,000	3,000,000
Series D-3,
1.300%, VRD	2,500,000	2,500,000
Colorado Springs Utilities Revenue Refunding (Sub Lien), Series A
2.250%, VRD	20,000,000	20,000,000
El Paso County Revenue (YMCA Pikes Peak Region Project),
2.210%, VRD	11,265,000	11,265,000
Pitkin County Industrial Development Revenue Refunding (Aspen Skiing Co. Project), Series A,
1.300%, VRD	5,600,000	5,600,000
University of North Colorado Revenue Refunding (ABN AMRO MuniTops Certificates Trust, Series 2005-30) (FSA Insured),
2.240%, VRD[1,2]	21,330,000	21,330,000

		77,090,000

Connecticut — 0.43%
Connecticut State Health & Educational Facilities Authority Revenue (Wesleyan University),
Series D,
2.050%, VRD	7,000,000	7,000,000
Series E,
1.420%, VRD	3,000,000	3,000,000
Connecticut State Health & Educational Facilities Authority Revenue (Yale University),
Series T-1
0.800%, VRD	1,200,000	1,200,000
Series X-2,
1.750%, VRD	18,150,000	18,150,000
Connecticut State, Series B,
1.700%, VRD	5,000,000	5,000,000

		34,350,000

Delaware — 0.80%
Delaware Economic Development Authority Revenue (Hospital Billing),
Series A,
2.050%, VRD	8,450,000	8,450,000
Series B,
2.050%, VRD	13,375,000	13,375,000
Series C,
1.800%, VRD	27,000,000	27,000,000
University of Delaware Revenue, Series A,
2.110%, VRD	13,520,000	13,520,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes — (continued)
Delaware — (concluded)
Series B, 1.700%, VRD	1,435,000	1,435,000

		63,780,000

District of Columbia — 1.03%
District of Columbia (Multimodal), Series A,
2.200%, VRD	20,160,000	20,160,000
District of Columbia Revenue (American College of Cardiology),
2.090%, VRD	13,200,000	13,200,000
District of Columbia Revenue (Hillel: The Foundation for Jewish Campus Life),
2.090%, VRD	8,400,000	8,400,000
District of Columbia Revenue (Hogar Hispano, Inc.),
2.100%, VRD	17,015,000	17,015,000
District of Columbia Revenue (Pooled Loan Program), Series A,
2.100%, VRD	2,200,000	2,200,000
District of Columbia Revenue (Society for Neuroscience),
2.100%, VRD	12,000,000	12,000,000
District of Columbia Revenue (St. Patrick’s Episcopal),
2.090%, VRD	9,800,000	9,800,000

		82,775,000

Florida — 4.78%
Alachua County Health Facilities Authority Health Facilities Revenue Installment (Shands Teaching Hospital), Series A,
1.250%, VRD	3,800,000	3,800,000
Alachua County Health Facilities Authority Health Facilities Revenue (Shands Teaching Hospital), Series A,
1.250%, VRD	2,100,000	2,100,000
Broward County School Board Certificates of Participation, Series D (FSA Insured),
2.050%, VRD	11,000,000	11,000,000
Collier County Water & Sewer (ABN AMRO MuniTops Certificates Trust, Series 2006-82) (MBIA Insured),
2.260%, VRD[1,2]	14,290,000	14,290,000
Collier County Water & Sewer District Collier County Water Revenue (Morgan Stanley Floater Certificates),
Series 2298 (MBIA Insured),
2.210%, VRD[1,2]	6,140,000	6,140,000
Series 2299 (MBIA Insured),
2.210%, VRD[1,2]	5,335,000	5,335,000
Florida Department of Environmental Protection Preservation Revenue (Florida Forever), Series A (MBIA Insured),
5.000%, due 07/01/08	5,000,000	5,015,086

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes — (continued)
Florida — (continued)
Florida Higher Educational Facilities Financing Authority Revenue (Ringling School of Art),
2.090%, VRD	21,300,000	21,300,000
Florida Higher Educational Facilities Financing Authority Revenue (St. Thomas University Project),
1.250%, VRD	7,975,000	7,975,000
Florida Housing Finance Corp. Multi-Family Revenue (Wellesley Apartments), Series O,
2.150%, VRD[3]	10,345,000	10,345,000
Florida State Board of Education (Public Education Capital Outlay Bonds),
Series C (Bank of America Austin Certificates, Series 2008-1054),
2.240%, VRD[1,2]	13,225,000	13,225,000
Series E (Bank of America Austin Certificates, Series 2008-1059),
2.240%, VRD[1,2]	8,335,000	8,335,000
Florida State Board of Education (JP Morgan PUTTERs, Series 2567),
2.290%, VRD[1,2]	10,925,000	10,925,000
Gainesville Utilities System Revenue,
Series A,
1.250%, VRD	7,300,000	7,300,000
Series B,
2.000%, VRD	7,335,000	7,335,000
Highlands County Health Facilities Authority Revenue (Adventist Health Hospital), Series A,
2.070%, VRD	16,000,000	16,000,000
Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding (Methodist),
1.250%, VRD	11,105,000	11,105,000
Jacksonville Electric Authority Revenue (Electric Systems), Series B,
1.300%, VRD	28,400,000	28,400,000
Jacksonville Health Facilities Authority Hospital Revenue (Baptist Medical Center Project),
1.200%, VRD	2,800,000	2,800,000
Series B,
1.200%, VRD	500,000	500,000
JEA Electric System Revenue,
Series Three-A,
1.500%, VRD	16,100,000	16,100,000
Subseries D,
1.500%, VRD	7,845,000	7,845,000
Lakeland Educational Facilities Revenue (Florida Southern College of Lakeland Project),
2.080%, VRD	12,275,000	12,275,000
Nassau County Pollution Control Revenue (ITT Rayonier, Inc. Project),
1.900%, VRD	12,900,000	12,900,000
Orange County Health Facilities Authority Revenue (Hospital Orlando Regional Healthcare),
1.250%, VRD	11,600,000	11,600,000
Orange County Industrial Development Authority Educational Facilities Revenue (UCF Hospitality School Student Housing Foundation, Inc.),
2.090%, VRD	9,200,000	9,200,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes — (continued)
Florida — (concluded)
Orange County Industrial Development Authority Industrial Development Revenue (Catholic Charities Center),
1.250%, VRD	5,000,000	5,000,000
Orlando & Orange County Expressway Authority Expressway Revenue (Citigroup Eagle Class A Certificates 20070081) (FSA Insured),
2.280%, VRD[1,2]	20,000,000	20,000,000
Orlando & Orange County Expressway Authority Expressway Revenue (Citigroup Eagle Class A Certificates 20070107) (FSA Insured),
2.280%, VRD[1,2]	45,090,000	45,090,000
Orlando & Orange County Expressway Authority Expressway Revenue (JP Morgan PUTTERs, Series 2285) (FSA Insured),
2.290%, VRD[1,2]	11,370,000	11,370,000
Palm Beach County Health Facilities Authority Revenue (Bethesda Healthcare System Project),
1.250%, VRD	22,350,000	22,350,000
Palm Beach County School Board Certificates of Participation (JP Morgan PUTTERs, Series 2089) (FSA Insured),
2.290%, VRD[1,2]	11,545,000	11,545,000
Pinellas County Health Facilities Authority Revenue Refunding (Hospital Facilities-Bayfront Projects),
1.250%, VRD	4,100,000	4,100,000

		382,600,086

Georgia — 2.09%
Athens-Clarke County Unified Government Development Authority Revenue (University of Georga Athletic Association Project),
1.150%, VRD	1,900,000	1,900,000
Atlanta Airport Passenger Facilities Charge Revenue (Citigroup Eagle Class A Certificates 720053030) (FSA Insured),
2.290%, VRD[1,2]	28,985,000	28,985,000
De Kalb County Development Authority Revenue (Robert W. Woodruff Arts Center),
2.000%, VRD	2,175,000	2,175,000
De Kalb County Water & Sewer Revenue (Morgan Stanley Floater Certificates), Series 1907 (FSA Insured),
2.210%, VRD[1,2]	5,237,500	5,237,500
De Kalb Private Hospital Authority Revenue Anticipation Certificates (Egleston Childrens Health), Series B,
2.080%, VRD	3,250,000	3,250,000
Fulton County Development Authority Revenue (Boys & Girls Club of America),
2.090%, VRD	7,500,000	7,500,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes — (continued)
Georgia — (concluded)
Fulton County Development Authority Revenue (Piedmont Healthcare, Inc. Project),
2.090%, VRD	8,000,000	8,000,000
Fulton County Development Authority Revenue (Robert W. Woodruff Arts Center),
Series A,
2.100%, VRD	21,445,000	21,445,000
Series B,
2.090%, VRD	14,300,000	14,300,000
Georgia State, Series H-3,
1.950%, VRD	42,924,000	42,924,000
Macon-Bibb County Hospital Authority Revenue Anticipation Certificates (Central Georgia Health),
1.250%, VRD	17,305,000	17,305,000
Municipal Electric Authority of Georgia (Project One Subordinated), Series D (FSA Insured),
1.950%, VRD	14,450,000	14,450,000

		167,471,500

Hawaii — 0.44%
Hawaii (ABN AMRO MuniTops Certificates Trust, Series 2002-34) (FSA Insured),
2.230%, VRD[1,2]	10,420,000	10,420,000
Honolulu City & Country, Series A (ABN AMRO MuniTops Certificates Trust, Series 2004-16) (MBIA Insured),
2.260%, VRD[1,2]	15,000,000	15,000,000
Honolulu City & County Wastewater Systems Revenue (JP Morgan PUTTERs, Series 1997) (MBIA Insured),
2.410%, VRD[1,2]	9,400,000	9,400,000

		34,820,000

Idaho — 0.60%
Idaho Health Facilities Authority Revenue (St. Luke’s Medical Center) (FSA Insured),
1.300%, VRD	20,990,000	20,990,000
Power County Industrial Development Corp. Exempt Facilities Revenue (FMC Corp. Project),
2.180%, VRD[3]	20,000,000	20,000,000
Power County Pollution Control Revenue (FMC Corp. Project),
1.350%, VRD	6,730,000	6,730,000

		47,720,000

Illinois — 5.88%
Chicago Board of Education (Dedicated), Series B (ABN AMRO MuniTops Certificates Trust, Series 2006-63) (FSA Insured),
2.240%, VRD[1,2]	12,495,000	12,495,000
Chicago Board of Education,
Series C (FSA Insured),
2.100%, VRD	20,000,000	20,000,000
Series C-1 (FSA Insured),
1.250%, VRD	4,600,000	4,600,000
Series C-2 (FSA Insured),
1.950%, VRD	23,590,000	23,590,000
Series D (FSA Insured),
2.150%, VRD	17,835,000	17,835,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes — (continued)
Illinois — (continued)
Chicago (Citigroup Eagle Class A Certificates 20070059) (FGIC Insured),
2.260%, VRD[1,2]	17,500,000	17,500,000
Chicago (Morgan Stanley Floater Certificates),
Series 2303 (FGIC Insured),
2.710%, VRD[1,2]	6,750,000	6,750,000
Series 2304 (FGIC Insured),
2.710%, VRD[1,2]	7,130,000	7,130,000
Series 2305 (FGIC Insured),
2.710%, VRD[1,2]	7,370,000	7,370,000
Chicago O’Hare International Airport Revenue (JP Morgan PUTTERs),
Series 2500 (FSA Insured),
2.290%, VRD[1,2]	3,010,000	3,010,000
Series 2501 (FSA Insured),
2.290%, VRD[1,2]	3,700,000	3,700,000
Chicago O’Hare International Airport Revenue, Second Lien Series C,
2.000%, VRD	50,150,000	50,150,000
Cook County (Capital Improvement), Series B,
2.170%, VRD	10,000,000	10,000,000
Cook County Community High School District No. 219 Niles Township (Morgan Stanley Floater Certificates), Series 2451 (FSA Insured),
2.210%, VRD[1,2]	5,235,000	5,235,000
Cook County (JP Morgan PUTTERs, Series 1269) (AMBAC Insured),
2.710%, VRD[1,2]	10,690,000	10,690,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919,
2.150%, VRD[1,2]	9,470,000	9,470,000
Illinois Development Finance Authority Multi- Family Revenue Refunding (Housing-Orleans-Illinois Project) (FSA Insured),
2.100%, VRD	7,390,000	7,390,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
2.000%, VRD	11,400,000	11,400,000
Illinois Development Finance Authority Revenue (Evanston Northwestern), Series C,
2.150%, VRD	10,000,000	10,000,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
1.900%, VRD	14,100,000	14,100,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
2.200%, VRD	10,200,000	10,200,000
Illinois Development Finance Authority Revenue (Metropolitian Family Services),
2.100%, VRD	6,629,000	6,629,000
Illinois Finance Authority Revenue (Advocate Health Care),
Series A-1,
1.900%, due 01/15/09[4]	5,660,000	5,660,000
Series A-2,
1.900%, due 02/05/09[4]	5,665,000	5,665,000
Illinois Finance Authority Revenue (Elmhurst College),
2.100%, VRD	5,000,000	5,000,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes — (continued)
Illinois — (concluded)
Illinois Finance Authority Revenue (Northwestern Memorial Hospital),
Series A-2,
2.070%, VRD	15,000,000	15,000,000
Series A-4,
2.070%, VRD	20,000,000	20,000,000
Illinois State Toll Highway Authority Toll Highway Revenue Refunding (Senior Priority),
Series A-1 (FSA Insured),
2.060%, VRD	30,000,000	30,000,000
Series A-2 (FSA Insured),
2.100%, VRD	23,000,000	23,000,000
Illinois, Series B,
2.130%, VRD	20,000,000	20,000,000
Lemont Township High School District (ABN AMRO MuniTops Certificates Trust, Series 2006-26) (MBIA Insured),
2.260%, VRD[1,2]	29,010,000	29,010,000
Romeoville Revenue (Lewis University),
1.300%, VRD	12,445,000	12,445,000
Springfield Electric Revenue (JP Morgan PUTTERs),
Series 1314 (MBIA Insured),
2.410%, VRD[1,2]	15,405,000	15,405,000
Series 1883 (MBIA Insured),
3.500%, VRD[1,2]	10,430,000	10,430,000
Western Springs Special Assesment (Timber Trails Project),
2.190%, VRD	9,462,000	9,462,000

		470,321,000

Indiana — 4.05%
Goshen Economic Development Revenue (Goshen College Project),
2.200%, VRD	8,850,000	8,850,000
Indiana Bond Bank Revenue Midyear Funding Program Notes, Series A,
4.500%, due 05/20/08	20,000,000	20,019,421
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum),
2.200%, VRD	9,400,000	9,400,000
Indiana Finance Authority Environmental Improvement Revenue Refunding (Ispat Inland, Inc.),
2.000%, VRD	18,280,000	18,280,000
Indiana Finance Authority Highway Revenue (JP Morgan PUTTERs, Series 1777) (FGIC Insured),
3.500%, VRD[1,2]	29,610,000	29,610,000
Indiana Health Facility Financing Authority, Hospital Revenue (ACES Rehabilitation Hospital),
2.400%, VRD	12,215,000	12,215,000
Indiana Municipal Power Agency Power Supply Systems Revenue (Citigroup ROCS, Series RR-II-R- 11234) (MBIA Insured),
2.590%, VRD[1,2]	31,650,000	31,650,000
Indiana State Finance Authority Revenue (Lease Appropriation), Series A-3,
2.000%, VRD	17,500,000	17,500,000
Purdue University Revenue (Student Facilities System), Series A,
2.080%, VRD	12,150,000	12,150,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes — (continued)
Indiana — (concluded)
Purdue University Revenue (Student Fee), Series V,
2.080%, VRD	24,515,000	24,515,000
Reid Hospital & Health Care Services, Inc. Richmond Independent Hospital Authority (Reid Hospital Project), Series A (FSA Insured),
2.050%, VRD	16,745,000	16,745,000
South Bend Community School Building Corp. (First Mortgage) (Pre-refunded with US Government Securities to 01/15/09 @ 101) (MBIA Insured),
5.000%, due 01/15/09	15,780,000	16,183,966
South Bend Redevelopment Authority Lease Revenue (JP Morgan PUTTERs, Series 2651),
2.290%, VRD[2]	13,205,000	13,205,000
St. Joseph County Industrial Educational Facilities Revenue (University of Notre Dame Du Lac Project),
1.500%, VRD	59,300,000	59,300,000
1.700%, VRD	34,470,000	34,470,000

		324,093,387

Iowa — 0.13%
Iowa State School Cash Anticipation Program (Iowa School Corps.), Series B (FSA Insured),
3.750%, due 01/23/09	10,500,000	10,591,254

Kansas — 0.30%
Kansas Development Finance Authority Revenue (Sisters of Charity), Series D,
1.300%, VRD	6,625,000	6,625,000
Leawood Temporary Notes, Series 1,
4.000%, due 10/01/08	16,975,000	17,005,480

		23,630,480

Kentucky — 1.43%
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust), Series A,
1.300%, VRD	27,705,000	27,705,000
Christian County Association of Leasing Trust Lease Program, Series B,
1.300%, VRD	28,075,000	28,075,000
Kentucky Public Energy Authority Gas Supply Revenue, Series A,
1.180%, VRD	28,878,000	28,878,000
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program),
3.850%, VRD	17,000,000	17,000,000
Shelby County Lease Revenue, Series A,
1.300%, VRD	13,165,000	13,165,000

		114,823,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes — (continued)
Louisiana — 0.30%
Louisiana Public Facilities Authority Revenue (Diocese Houma-Thibodaux Project),
2.180%, VRD	7,800,000	7,800,000
South Louisiana Port Commission Marine Terminal Facilities Revenue Refunding (Occidental Petroleum),
2.150%, VRD	16,100,000	16,100,000

		23,900,000

Maine — 0.12%
Maine Health & Higher Educational Facilities Authority Revenue (JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
2.710%, VRD[1,2]	9,900,000	9,900,000

Maryland — 1.39%
Baltimore Industrial Development Authority Revenue (Baltimore Capital Acquisition),
2.000%, VRD	19,700,000	19,700,000
Maryland Economic Development Corp. Revenue (Howard Hughes Medical), Series A,
1.950%, VRD	9,500,000	9,500,000
Maryland Health & Higher Educational Facilities Authority Revenue (Beth Tfiloh Dahan Community School, Inc.),
2.090%, VRD	5,000,000	5,000,000
Maryland Health & Higher Educational Facilities Authority Revenue (Goucher College),
2.050%, VRD	16,585,000	16,585,000
Maryland Health & Higher Educational Facilities Authority Revenue (Kennedy),
2.090%, VRD	10,100,000	10,100,000
Maryland Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program),
Series B,
2.030%, VRD	43,575,000	43,575,000
Series D,
2.050%, VRD	95,000	95,000
Maryland Health & Higher Educational Facilities Authority Revenue (Sheppard Pratt), Series B,
2.090%, VRD	6,500,000	6,500,000

		111,055,000

Massachusetts — 7.92%
Massachusetts Bay Transportation Authority Revenue Assessment, Series A (Bank of America Macon Certificates, Series 2007-331),
2.220%, VRD[1,2]	27,980,000	27,980,000
Massachusetts (Central Artery),
Series A,
1.250%, VRD	38,500,000	38,500,000
Series B,
1.250%, VRD	1,900,000	1,900,000
Massachusetts (Construction Loan), Series B,
1.470%, VRD	3,900,000	3,900,000
Massachusetts Development Finance Agency Revenue (Eaglebrook School),
2.050%, VRD	12,660,000	12,660,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes — (continued)
Massachusetts — (concluded)
Massachusetts Development Finance Agency Revenue (Harvard University),
Series B-2,
1.400%, VRD	48,900,000	48,900,000
Series HH,
1.500%, VRD	55,000,000	55,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University Issue), Series Y,
1.500%, VRD	15,555,000	15,555,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University),
Series BB,
1.750%, VRD	39,400,000	39,400,000
Series GG-1,
1.750%, VRD	59,800,000	59,800,000
Series L,
1.500%, VRD	26,650,000	26,650,000
Massachusetts Health & Educational Facilities Authority Revenue (Massachusetts Institute of Technology), Series J-1,
1.500%, VRD	18,300,000	18,300,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series D-1,
1.150%, VRD	6,000,000	6,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University),
Series N-1,
1.950%, VRD	11,000,000	11,000,000
Series N-2,
1.650%, VRD	9,000,000	9,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Wellesley College), Series G,
0.800%, VRD	5,870,000	5,870,000
Massachusetts School Building Authority Dedicated Sales Tax Revenue (Citigroup ROCS, Series RR-II- R-12193) (FSA Insured),
2.260%, VRD[1,2]	13,115,000	13,115,000
Massachusetts State Refunding,
Series A,
2.070%, VRD	96,825,000	96,825,000
Series B,
1.950%, VRD	10,000,000	10,000,000
Series B,
2.130%, VRD	30,000,000	30,000,000
Series C,
2.130%, VRD	66,300,000	66,300,000
Massachusetts Water Pollution Abatement Trust (JP Morgan PUTTERs, Series 2591),
2.270%, VRD[1,2]	14,280,000	14,280,000
Massachusetts Water Resources Authority (Citigroup ROCS, Series RR-II-R-11316) (FSA Insured),
2.210%, VRD[1,2]	8,000,000	8,000,000
Montachusett Regional Transit Authority Revenue Anticipation Notes,
4.250%, due 06/13/08	14,500,000	14,508,346

		633,443,346

Michigan — 0.65%
Detroit Water Supply Systems (Citigroup ROCS, Series RR-II-R-11172) (FSA Insured),
2.290%, VRD[1,2]	7,495,000	7,495,000
Ecorse Public School District (Wachovia Bank Merlots, Series D05) (FSA Insured),
2.250%, VRD[1,2]	6,980,000	6,980,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes — (continued)
Michigan — (concluded)
Michigan Building Authority Revenue (Facilities Program), Series I,
2.150%, VRD	11,000,000	11,000,000
Michigan Hospital Finance Authority Revenue (Ascension), Series B3,
1.700%, VRD	11,700,000	11,700,000
University of Michigan Revenues (Hospital), Series A,
1.250%, VRD	10,900,000	10,900,000
University of Michigan University Revenues Refunding (Medical Service Plan), Series A-1,
1.250%, VRD	3,825,000	3,825,000

		51,900,000

Minnesota — 0.30%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B,
2.260%, VRD	11,045,000	11,045,000
Minnesota School Districts Tax & AID Anticipation Borrowing Program Certificates (AID Anticipation Certificates),
4.500%, due 08/28/08	13,000,000	13,043,874

		24,088,874

Mississippi — 0.35%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A,
2.050%, VRD	28,100,000	28,100,000

Missouri — 0.95%
Curators University of Missouri Systems Facilities Revenue, Series B,
0.950%, VRD	7,700,000	7,700,000
Jackson County Special Obligation (JP Morgan PUTTERs, Series 1440) (AMBAC Insured),
2.710%, VRD[1,2]	10,400,000	10,400,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (JP Morgan PUTTERs, Series 2051),
2.290%, VRD[1,2]	21,065,000	21,065,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series A,
1.200%, VRD	12,695,000	12,695,000
Series B,
1.250%, VRD	7,500,000	7,500,000
Series B,
1.280%, VRD	4,700,000	4,700,000
University of Missouri University Revenues (Systems Facilities),
Series A,
1.250%, VRD	6,365,000	6,365,000
Series B,
1.250%, VRD	5,800,000	5,800,000

		76,225,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes — (continued)
Montana — 0.27%
Montana Facility Finance Authority Revenue (Sisters of Charity Health Systems),
2.050%, VRD	21,810,000	21,810,000

Nebraska — 0.15%
Lancaster County Hospital Authority Health Facilities Revenue (Immanuel Health Systems), Series A,
1.250%, VRD	1,400,000	1,400,000
Nebraska Public Power District Revenue (JP Morgan PUTTERs, Series 2588) (FSA Insured),
2.290%, VRD[1,2]	5,835,000	5,835,000
Sarpy County Hospital Authority No. 1 Health Facilities Revenue (Immanuel Health Systems), Series B,
1.250%, VRD	4,945,000	4,945,000

		12,180,000

Nevada — 1.87%
Clark County Airport Revenue (Systems-Sub Lien),
Series C-1,
2.150%, VRD[3]	40,900,000	40,900,000
Series C-2,
2.300%, VRD[3]	15,000,000	15,000,000
Series D-1,
2.070%, VRD	6,600,000	6,600,000
Clark County Refunding (Airport), Series A,
2.150%, VRD[3]	28,105,000	28,105,000
Clark County School District (Morgan Stanley Floater Certificates, Series 2561) (FSA-CR FGIC Insured),
2.210%, VRD[1,2]	6,880,000	6,880,000
Director Department of Business & Industry (Nevada Cancer Institute Project),
2.100%, VRD	35,000,000	35,000,000
Las Vegas Valley Water District (JP Morgan PUTTERs, Series 1303), (FGIC Insured),
3.500%, VRD[1,2]	10,445,000	10,445,000
Las Vegas Valley Water District (Morgan Stanley Floater Certificates), Series 2458,
2.160%, VRD[1,2]	6,750,000	6,750,000

		149,680,000

New Hampshire — 1.35%
New Hampshire Business Finance Authority Exempt Facilities Revenue (Waste Management of New Hampshire, Inc. Project),
2.180%, VRD[3]	9,500,000	9,500,000
New Hampshire Business Finance Authority Resource Recovery Revenue Refunding (Wheelabrator Technologies, Inc.), Series A,
2.000%, VRD	13,800,000	13,800,000
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College Issue),
2.030%, VRD	25,300,000	25,300,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes — (continued)
New Hampshire — (concluded)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College),
2.030%, VRD	18,450,000	18,450,000
Series B,
1.450%, VRD	4,670,000	4,670,000
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth Hitchcock Obligation), Series A,
1.900%, VRD	36,295,000	36,295,000

		108,015,000

New Jersey — 0.56%
New Jersey Tax and Revenue Anticipation Notes,
4.500%, due 06/24/08	45,000,000	45,090,145

New Mexico — 0.87%
Hurley Pollution Control Revenue (Updates-Kennecott Santa Fe),
1.250%, VRD	7,790,000	7,790,000
New Mexico Hospital Equipment Loan Council Hospital Revenue (Presbyterian Healthcare),
Series A (FSA Insured),
1.950%, VRD	29,835,000	29,835,000
Series B (FSA Insured),
2.000%, VRD	31,765,000	31,765,000

		69,390,000

New York — 0.65%
Metropolitan Transportation Authority Revenue, Subseries A-3 (Depfa Floating Certificates, Series 2008-08) (XLCA Insured),
2.510%, VRD[1,2]	10,000,000	10,000,000
New York City Industrial Development Agency Revenue (Liberty 1 Bryant Park LLC), Series B,
1.150%, VRD	17,450,000	17,450,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Citigroup Eagle Class A Certificates 20070112),
2.230%, VRD[1,2]	11,800,000	11,800,000
New York, Subseries I-1 (Bank of America Austin Certificates, Series 2008-1052),
2.220%, VRD[1,2]	13,085,000	13,085,000

		52,335,000

North Carolina — 7.38%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare Systems), Series A (Bank of America Austin Certificates, Series 2007-1006),
2.230%, VRD[1,2]	18,750,000	18,750,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas),
Series D (FSA Insured),
2.100%, VRD	16,540,000	16,540,000
Series E (FSA Insured),
2.100%, VRD	32,500,000	32,500,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare),
Series B,
1.200%, VRD	6,550,000	6,550,000
Series D,
1.110%, VRD	21,760,000	21,760,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
North Carolina — (continued)
Charlotte Water & Sewer System Revenue Refunding, Series C,
2.080%, VRD	67,975,000	67,975,000
Charlotte Water & Sewer Systems Revenue, Series B,
2.080%, VRD	66,600,000	66,600,000
Durham County Industrial Facilities & Pollution Control Financing Authority Revenue (Research Triangle),
2.210%, VRD	10,000,000	10,000,000
Mecklenburg County Certificates of Participation, Series A,
1.200%, VRD	48,290,000	48,290,000
Mecklenburg County (Morgan Stanley Floater Certificates), Series 2460,
2.160%, VRD[1,2]	5,195,000	5,195,000
Mecklenburg County, Series A,
2.080%, VRD	6,500,000	6,500,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B,
2.080%, VRD	4,015,000	4,015,000
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding (Duke University Health Systems), Series B,
2.070%, VRD	12,600,000	12,600,000
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospitals Project),
2.000%, VRD	16,550,000	16,550,000
North Carolina Medical Care Commission Hospital Revenue (Randolph Hospital),
2.100%, VRD	30,705,000	30,705,000
North Carolina (Public Improvement), Series G,
1.700%, VRD	4,650,000	4,650,000
North Carolina Refunding,
Series B
1.700%, VRD	21,400,000	21,400,000
Series C,
2.070%, VRD	21,050,000	21,050,000
North Carolina State University of North Carolina Raleigh Revenue (Centennial Campus), Series A (FSA Insured),
2.050%, VRD	8,425,000	8,425,000
Union County,
Series A,
2.070%, VRD	31,370,000	31,370,00
Series A,
2.050%, VRD	47,155,000	47,155,000
Series B,
2.070%, VRD	18,330,000	18,330,000
Series C,
2.070%, VRD	15,225,000	15,225,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
North Carolina — (concluded)
University of North Carolina Hospital Chapel Hill Revenue Refunding, Series A,
2.100%, VRD	19,900,000	19,900,000
University of North Carolina Hospital Chapel Hill Revenue, Series B,
1.150%, VRD	1,000,000	1,000,000
Wake County, Series A,
2.150%, VRD	10,000,000	10,000,000
2.080%, VRD	27,800,000	27,800,000

		590,835,000

Ohio — 4.36%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A,
2.230%, VRD	10,000,000	10,000,000
Centerville Health Care Revenue (Bethany Lutheran Village Project), Series B,
2.110%, VRD	11,000,000	11,000,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
2.200%, VRD	30,000,000	30,000,000
Cleveland-Cuyahoga County Port Authority Revenue (Special Buildings 1&3 LLC),
2.200%, VRD	31,670,000	31,670,000
Cleveland Waterworks Revenue (Citigroup Eagle Class A Certificates 20070085) (MBIA Insured),
2.280%, VRD[1,2]	14,850,000	14,850,000
Cleveland Waterworks Revenue, Series M (FSA Insured),
1.950%, VRD	15,000,000	15,000,000
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A,
2.070%, VRD	31,375,000	31,375,000
Hamilton County Health Care Facilities Revenue (Deaconess Long Term Care), Series A,
2.150%, VRD	6,190,000	6,190,000
Ohio Air Quality Development Authority Revenue Pollution Control (Ohio Edison), Series C,
1.350%, VRD	6,700,000	6,700,000
Ohio Air Quality Development Authority Revenue Refunding (Firstenergy), Series A,
2.020%, VRD[3]	12,400,000	12,400,000
Ohio Air Quality Development Authority Revenue Refunding (Ohio Edison Project), Series A,
1.900%, VRD	14,200,000	14,200,000
Ohio (Common Schools), Series D,
1.900%, VRD	42,700,000	42,700,000
Ohio Higher Educational Facilities Revenue (Oberlin College Project), Series A,
1.800%, VRD	18,445,000	18,445,000
Ohio State University General Receipts, Series B,
1.950%, VRD	17,500,000	17,500,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Ohio — (concluded)
Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (Firstenergy General Corp.), Series A,
1.150%, VRD	11,310,000	11,310,000
Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (Firstenergy Nuclear), Series B,
1.970%, VRD	75,160,000	75,160,000

		348,500,000

Oregon — 0.40%
Klamath Falls Electric Revenue Refunding (Senior Lien-Klamath Cogeneration) (Pre-refunded with US Government Securities to 01/01/09 @ 102),
6.000%, due 01/01/09	9,150,000	9,535,631
Medford Hospital Facilities Authority Revenue (Rogue Valley Manor Project),
1.300%, VRD	3,200,000	3,200,000
Oregon Tax Anticipation Notes, Series A,
4.500%, due 06/30/08	10,000,000	10,020,737
Oregon,
Series 73 E,
1.800%, VRD	6,000,000	6,000,000
Series 73 F,
1.800%, VRD	3,300,000	3,300,000

		32,056,368

Pennsylvania — 4.99%
Allegheny County Higher Education Building Authority University Revenue (Carnegie Mellon University),
1.700%, VRD	12,765,000	12,765,000
Beaver County Industrial Development Authority Pollution Control Revenue Refunding (Firstenergy Generation),
1.150%, VRD	17,300,000	17,300,000
Beaver County, Series B (FSA Insured),
2.050%, VRD	24,700,000	24,700,000
Butler County General Authority Revenue (Hampton Township School District Project) (FSA Insured),
2.110%, VRD	2,100,000	2,100,000
Cumberland County Municipal Authority Revenue Refunding (Lutheran Services Northeast/Tressler Lutheran Services Obligated Group Project), Series C,
2.110%, VRD	10,365,000	10,365,000
Delaware County Authority, Hospital Revenue (Crozer-Chester Medical Center),
2.090%, VRD	13,470,000	13,470,000
Delaware Valley Regional Finance Authority (Local Government Revenue),
1.950%, VRD	45,450,000	45,450,000
Series C,
1.950%, VRD	16,200,000	16,200,000
Emmaus General Authority Revenue, (FSA Insured),
2.100%, VRD	32,025,000	32,025,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Pennsylvania — (concluded)
Emmaus General Authority Revenue, Series 89B, Subseries B27,
2.170%, VRD	10,750,000	10,750,000
Franklin County Industrial Development Authority Revenue (Menno Haven Projects),
2.200%, VRD	7,925,000	7,925,000
Franklin County Industrial Development Authority Revenue (Menno Haven, Inc. Project),
2.200%, VRD	6,650,000	6,650,000
Geisinger Authority Health Systems (Geisinger Health Systems), Series B,
1.250%, VRD	7,900,000	7,900,000
Luzerne County, Series A (FSA Insured),
2.200%, VRD	21,900,000	21,900,000
Montgomery County Industrial Development Authority Pollution Control Revenue Refunding (Peco), Series A,
1.900%, VRD	44,900,000	44,900,000
Moon Industrial Development Authority First Mortgage Revenue (Providence Point Project),
2.000%, VRD	35,000,000	35,000,000
Pennsylvania Public School Building Authority Lease Revenue (School District Philadelphia Project),
Series 1586 (FSA Insured),
2.210%, VRD [1]	19,300,000	19,300,000
Series B (Bank of America Macon Certificates,
Series 2007-321) (FSA Insured),
2.230%, VRD[1,2]	28,270,000	28,270,000
Philadelphia Hospitals & Higher Education Facilities Authority Revenue (Children’s Hospital Project),
Series A,
1.250%, VRD	6,100,000	6,100,000
Series B,
1.250%, VRD	13,300,000	13,300,000
University of Pittsburgh of the Commonwealth Systems of Higher Education Refunding (University Capital Project), Series B,
2.070%, VRD	9,000,000	9,000,000
University of Pittsburgh of the Commonwealth Systems of Higher Education (University Capital Project), Series B,
2.080%, VRD	14,200,000	14,200,000

		399,570,000

Rhode Island — 0.05%
Rhode Island Industrial Facilities Corpmarine Terminal Revenue Refunding (ExxonMobil Project),
0.900%, VRD	3,725,000	3,725,000

South Carolina — 0.90%
Charleston County School District Tax Anticipation Notes,
4.250%, due 04/15/08	15,000,000	15,003,061
Greenville Package Facilities Revenue Refunding, Series A (FSA Insured),
2.050%, VRD	6,500,000	6,500,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
South Carolina — (concluded)
Scago Educational Facilities Corp. for Pickens District (JP Morgan PUTTERs, Series 2513Z) (FSA Insured),
2.290%, VRD[1,2]	6,095,000	6,095,000
Scago Educational Facilities Corp. for Pickens School District (Morgan Stanley Floater Certificates), Series 1753 (FSA Insured),
2.210%, VRD[1,2]	5,000,000	5,000,000
South Carolina Educational Facilities Authority for Private Nonprofit Institutions (Furman University),
Series B,
1.200%, VRD	25,880,000	25,880,000
South Carolina Public Service Authority Revenue (JP Morgan PUTTERs, Series 2019) (AMBAC Insured),
2.710%, VRD[1,2]	13,260,000	13,260,000

		71,738,061

South Dakota — 0.15%
Sioux Falls Sales Tax Revenue (Lehman Brothers Floater Certificates, Series 1886) (MBIA Insured),
2.310%, VRD[1,2]	11,915,000	11,915,000

Tennessee — 3.22%
Clarksville Public Building Authority Revenue Pooled Financing (Tennessee Municipal Bond Fund),
1.150%, VRD	5,800,000	5,800,000
Knox County Health Educational & Housing Facilities Board Revenue Refunding (Baptist Hospital Systems Project),
2.100%, VRD	13,270,000	13,270,000
Memphis Electric Systems Revenue (JP Morgan PUTTERs, Series 1798) (MBIA Insured),
2.410%, VRD[1,2]	8,705,000	8,705,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Ascencion Health),
1.700%, VRD	13,500,000	13,500,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Vanderbilt University),
Series A,
1.600%, VRD	12,300,000	12,300,000
Series A-1,
1.600%, VRD	10,300,000	10,300,000
Metropolitan Government of Nashville & Davidson County, Industrial Development Board Revenue (YMCA Projects),
2.100%, VRD	25,330,000	25,374,042
Metropolitan Government of Nashville & Davidson County, Industrial Development (David Lipscomb University Project),
2.090%, VRD	11,000,000	11,000,000
Metropolitan Government of Nashville & Davidson County, Industrial Development Refunding (David Lipscomb University Project),
2.090%, VRD	12,160,000	12,160,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Tennessee — (concluded)
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool),
1.150%, VRD	4,090,000	4,090,000
2.100%, VRD	17,190,000	17,190,000
Shelby County Public Improvement and School, Series B,
2.000%, VRD	78,550,000	78,550,000
Shelby County Refunding, Series C,
2.000%, VRD	43,580,000	43,580,000
Tusculum Health Educational & Housing Facilities Board Educational Facilities Revenue (Tusculum College Project),
2.090%, VRD	1,720,000	1,720,000

		257,539,042

Texas — 10.44%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF) (FGIC Insured),
2.260%, VRD[1,2]	12,000,000	12,000,000
Austin Airport Systems Revenue, Series A,
2.160%, VRD[3]	10,000,000	10,000,000
Austin Water & Wastewater Systems Revenue Refunding (FSA Insured),
2.200%, VRD	19,215,000	19,215,000
Barbers Hill Independent School District (Wachovia Bank Merlots, Series D43) (PSF-GTD),
2.200%, VRD[1,2]	6,700,000	6,700,000
Burleson Independent School District Refunding (LaSalle MuniTops Certificates, Series 2007-35) (PFS-GTD),
2.230%, VRD[1,2]	11,000,000	11,000,000
Cypress-Fairbanks Independent School District (Citigroup ROCS, Series RR-II-R-12104) (PSF-GTD),
2.230%, VRD[1,2]	14,850,000	14,850,000
Dallas Waterworks & Sewer Systems Revenue Refunding (Bank of America Austin Certificates, Series 2007-136) (AMBAC Insured),
2.310%, VRD[1,2]	19,995,000	19,995,000
Eagle Mountain & Saginaw Independent School District (ABN AMRO MuniTops Certificates Trust, Series 2006-74) (PSF-GTD),
2.230%, VRD[1,2]	14,775,000	14,775,000
Ellis County (Bank of America Austin Certificates, Series 2007-181) (FGIC Insured),
3.210%, VRD[1,2]	9,019,000	9,019,000
Frenship Independent School District (Wachovia Bank Merlots, Series D45) (PSF-GTD),
3.350%, VRD[1,2]	5,900,000	5,900,000
Grand Prairie Independent School District (Citigroup ROCS, Series RR-II-R-11161) (PSF-GTD),
2.240%, VRD[1,2]	3,795,000	3,795,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Texas — (continued)
Gulf Coast Waste Disposal Authority Pollution Control Revenue Refunding (AMOCO Oil),
0.900%, VRD	2,900,000	2,900,000
Harris County Health Facilities Development Corp. Hospital Revenue (Baylor College Medicine), Series B,
2.070%, VRD	16,700,000	16,700,000
Harris County Health Facilities Development Corp. Revenue (Methodist Hospital Systems), Series A,
2.070%, VRD	95,200,000	95,200,000
Harris County Health Facilities Development Corp. Revenue (St. Luke’s Episcopal Hospital), Series B,
1.300%, VRD	28,805,000	28,805,000
Harris County (JP Morgan PUTTERs, Series 1682) (MBIA-IBC Insured),
2.410%, VRD[1,2]	15,070,000	15,070,000
Houston Higher Education Finance Corp. Higher Education Revenue Refunding (Rice University Project), Series A,
1.700%, VRD	17,105,000	17,105,000
Houston Higher Education Finance Corp. Revenue (Citigroup Eagle Class A Certificates 20070077),
2.230%, VRD[1,2]	2,000,000	2,000,000
Houston Water & Sewer Systems Revenue (JP Morgan PUTTERs, Series 1995) (MBIA Insured),
2.210%, VRD[1,2]	25,730,000	25,730,000
Lamar Consolidated Independent School District (Citigroup Eagle Class A Certificates 20070045) (PSF-GTD),
2.230%, VRD[1,2]	4,950,000	4,950,000
Laredo (Morgan Stanley Floater Certificates), Series 2065 (MBIA Insured),
2.310%, VRD[1,2]	18,320,000	18,320,000
Lubbock Refunding (ABN AMRO MuniTops Certificates Trust, Series 2007-17) (FSA Insured),
2.240%, VRD[1,2]	12,635,000	12,635,000
Midlothian Independent School District (Wachovia Bank Merlots, Series D48) (PSF-GTD),
2.250%, VRD[1,2]	5,570,000	5,570,000
North Central Texas Health Facility Development Corp. Hospital Revenue (Baylor Health Care Systems Project),
Series A,
2.000%, VRD	28,585,000	28,585,000
Series B (FSA Insured),
2.000%, VRD	23,650,000	23,650,000
North East Independent School District (Citigroup Eagle Class A Certificates 20070123) (PSF-GTD),
2.230%, VRD[1,2]	8,935,000	8,935,000
North East Independent School District (School Building), Series A (LaSalle MuniTops Certificates, Series 2007-70) (PSF-GTD),
2.230%, VRD[1,2]	39,995,000	39,995,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Texas — (concluded)
Pasadena Independent School District (ABN AMRO MuniTops Certificates Trust, Series 2006-57) (PSF- GTD),
2.230%, VRD[1,2]	21,380,000	21,380,000
Port Arthur Navigation District Refunding (Texaco, Inc. Project),
1.150%, VRD	6,910,000	6,910,000
San Antonio Electric & Gas (Systems-Junior Lien),
2.130%, VRD	54,700,000	54,700,000
San Antonio Water Revenue (JP Morgan PUTTERs, Series 1196) (MBIA Insured),
2.410%, VRD[1,2]	14,120,000	14,120,000
Tarrant County Housing Finance Corp. Revenue Refunding (Multi-Family Housing Apartments Project),
2.260%, VRD	7,050,000	7,050,000
Texas (Citigroup Eagle Class A Certificates 20070082),
2.230%, VRD[1,2]	21,000,000	21,000,000
Texas (Citigroup Eagle Class A Certificates 20070139),
2.240%, VRD[1,2]	8,685,000	8,685,000
Texas (JP Morgan PUTTERs),
Series 2615,
2.290%, VRD[1,2]	11,200,000	11,200,000
Series 2618,
2.290%, VRD[1,2]	5,605,000	5,605,000
Texas (Morgan Stanley Floater Certificates), Series 1903,
2.160%, VRD[1,2]	10,135,000	10,135,000
Texas Multi-Mode-Mobility Fund, Series B,
2.000%, VRD	71,005,000	71,005,000
Texas Tax and Revenue Anticipation Notes,
4.500%, due 08/28/08	50,000,000	50,159,874
Texas Transportation Commission (Mobility Fund) (Bank of America Austin Certificates, Series 2008-1053),
2.240%, VRD[1,2]	12,195,000	12,195,000
Texas Turnpike Authority Central Turnpike Systems Revenue Bond Anticipation Notes (Second Tier),
5.000%, due 06/01/08	11,025,000	11,064,035
Travis County Health Facilities Development Corp. Retirement Facilities Revenue (Longhorn Village Project), Series B,
2.070%, VRD	20,000,000	20,000,000
University of Texas University Revenues (Financing System), Series B,
2.070%, VRD	20,660,000	20,660,000
University of Texas University Revenues Refunding (Financing System), Series B,
2.070%, VRD	15,800,000	15,800,000

		835,067,909

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Utah — 2.06%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series A,
2.070%, VRD	11,200,000	11,200,000
Series B,
1.300%, VRD	17,660,000	17,660,000
Series B,
2.070%, VRD	21,000,000	21,000,000
Series C,
1.300%, VRD	52,700,000	52,700,000
Utah County Hospital Revenue (IHC Health Services, Inc.), Series B,
2.200%, VRD	44,025,000	44,025,000
Utah Transportation Authority Sales Tax Revenue, Subseries B,
0.950%, VRD	3,930,000	3,930,000
Weber County Hospital Revenue (IHC Health Services), Series C,
1.300%, VRD	14,100,000	14,100,000

		164,615,000

Vermont — 0.43%
University of Vermont & St. Agric College (ABN AMRO MuniTops Certificates Trust, Series 2005-58) (MBIA Insured),
3.010%, VRD[1,2]	14,995,000	14,995,000
University of Vermont & St. Agric College (Citigroup Eagle Class A Certificates 20070088) (AMBAC Insured),
2.280%, VRD[1,2]	19,800,000	19,800,000

		34,795,000

Virginia — 0.41%
Charlottesville Industrial Development Authority Educational Facilities Revenue (University of Virginia Foundation Projects), Series B,
2.050%, VRD	15,550,000	15,550,000
Pocahontas Parkway Association Toll Road Revenue (Capital Appreciation-Senior), Series B (Pre-refunded with US Treasury Strips to 08/15/08 @ 68.823),
1.442%, due 08/15/08[5]	4,000,000	2,731,133
Richmond Public Utilities Revenue (Citigroup ROCS, Series RR-II-R-11262) (FSA Insured),
2.270%, VRD[1,2]	4,875,000	4,875,000
Roanoke Industrial Development Authority Hospital Revenue (Carilion Health Systems), Series C-2 (FSA Insured),
1.200%, VRD	9,700,000	9,700,000

		32,856,133

Washington — 3.32%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
2.290%, VRD[1,2]	5,000,000	5,000,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Washington — (concluded)
Central Puget Sound Regional Transportation Authority Sales Tax & Motor (Morgan Stanley Floater Certificates), Series 360 (FGIC Insured),
2.710%, VRD[1,2]	3,407,500	3,407,500
King County (JP Morgan PUTTERs, Series 2541),
2.290%, VRD[1,2]	7,600,000	7,600,000
King County School District No. 403 Renton Refunding (Pre-refunded with US Government securities to 06/01/08 @ 100),
5.250%, due 06/01/08	5,000,000	5,034,194
King County Sewer Revenue (Citigroup Eagle Class A Certificates 20070084) (FSA Insured),
2.280%, VRD[1,2]	43,000,000	43,000,000
King County Sewer Revenue (Junior Lien),
Series A,
1.900%, VRD	36,195,000	36,195,000
Series B,
2.100%, VRD	23,900,000	23,900,000
Kitsap County Consolidated Housing Authority Revenue (Harborside Condominiums Project),
2.100%, VRD	19,205,000	19,205,000
Port Tacoma (JP Morgan PUTTERs),
Series 1043 (FGIC Insured),
3.500%, VRD[1,2,3]	6,205,000	6,205,000
Series 1053 (FGIC Insured),
3.500%, VRD[1,2,3]	12,270,000	12,270,000
Port Tacoma Refunding (Sub Lien),
1.500%, VRD[3]	15,000,000	15,000,000
Seattle, Series D,
1.500%, VRD	12,500,000	12,500,000
Snohomish County Public Utility District No. 001 Electric Revenue Refunding (Generation Systems), Series A (FSA Insured),
2.050%, VRD	9,700,000	9,700,000
Washington (Citigroup ROCS, Series RR-II-R-11145) (FSA Insured),
2.270%, VRD[1,2]	6,790,000	6,790,000
Washington (JP Morgan PUTTERs, Series 1802B) (AMBAC Insured),
2.710%, VRD[1,2]	17,190,000	17,190,000
Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series D (FSA Insured),
1.280%, VRD	24,700,000	24,700,000
Washington Housing Finance Commission Nonprofit Revenue (Pioneer Human Services Projects), Series A,
1.140%, VRD	100,000	100,000
Washington Refunding, Series R 2004 A,
4.000%, due 07/01/08	6,355,000	6,359,571
Washington, Series VR 96B,
1.800%, VRD	11,200,000	11,200,000

		265,356,265

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes— (concluded)
Wisconsin — 1.43%
Appleton Area School District Tax and Revenue Anticipation Promissory Notes,
4.000%, due 09/29/08	25,000,000	25,054,822
Kenosha Unified School District No. 1 Tax and Revenue Anticipation Promissory Notes,
4.000%, due 09/23/08	28,000,000	28,059,323
Racine Unified School District Tax and Revenue Anticipation Notes,
4.250%, due 07/25/08	36,055,000	36,112,752
Wisconsin Center District Tax Revenue, Series A,
2.000%, VRD	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B,
2.080%, VRD	15,200,000	15,200,000
		114,426,897

Total municipal bonds and notes (cost—$6,869,097,722)		6,869,097,722

Tax-exempt commercial paper—8.54%
Arizona — 0.56%
Phoenix Civic Improvement Corp. Water Systems,
1.400%, due 04/01/08	17,000,000	17,000,000
Salt River Agricultural Improvement & Power District,
2.750%, due 04/09/08	12,500,000	12,500,000
2.700%, due 04/09/08	15,600,000	15,600,000

		45,100,000

Florida — 0.80%
Jacksonville Electric Authority,
2.000%, due 04/01/08	15,700,000	15,700,000
Series 200-F,
2.350%, due 04/01/08	15,000,000	15,000,000
Series 200-F,
2.000%, due 04/01/08	15,000,000	15,000,000
Series 2000-B,
2.250%, due 04/01/08	18,200,000	18,200,000

		63,900,000

Georgia — 0.19%
Emory University,
1.850%, due 04/15/08	15,000,000	15,000,000

Illinois — 0.70%
Evanston Hospital,
2.650%, due 04/03/08	10,000,000	10,000,000
2.650%, due 04/03/08	10,000,000	10,000,000
1.650%, due 05/15/08	20,000,000	20,000,000
Excelon Corp.,
1.300%, due 04/07/08	6,150,000	6,150,000
Illinois Educational Facilities Authority Revenue,
0.750%, due 04/07/08	10,000,000	10,000,000

		56,150,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Tax-exempt commercial paper— (continued)
Maryland — 1.11%
Baltimore County,
2.100%, due 05/01/08	5,000,000	5,000,000
John Hopkins Hospital,
1.950%, due 04/02/08	20,000,000	20,000,000
2.200%, due 04/02/08	6,000,000	6,000,000
0.850%, due 05/06/08	58,005,000	58,005,000

		89,005,000

Massachusetts — 0.73%
Harvard University,
1.550%, due 05/19/08	9,000,000	9,000,000
Massachusetts Port Authority,
1.600%, due 05/07/08	10,000,000	10,000,000
Massachusetts Water Authority,
1.270%, due 06/06/08	22,000,000	22,000,000
State of Massachusetts,
2.200%, due 04/03/08	12,500,000	12,500,000
0.970%, due 04/04/08	5,000,000	5,000,000

		58,500,000

Minnesota — 0.14%
Mayo Clinic,
1.150%, due 06/11/08	11,500,000	11,500,000

		11,500,000

Nebraska — 0.25%
Omaha Public Power District,
1.750%, due 04/07/08	20,000,000	20,000,000

New York — 0.19%
New York City Municipal Water Authority,
1.950%, due 05/01/08	15,000,000	15,000,000

Ohio — 0.49%
American Municipal Power of Ohio,
2.550%, due 04/01/08	25,000,000	25,000,000
Case Western University,
2.080%, due 06/09/08	13,800,000	13,800,000

		38,800,000

Oklahoma — 0.07%
Oklahoma City Water Utilities,
0.900%, due 05/05/08	5,500,000	5,500,000

South Carolina — 0.15%
South Carolina Public Service,
1.500%, due 04/03/08	11,708,000	11,708,000

Tennessee — 0.76%
State of Tennessee,
1.100%, due 06/12/08	15,000,000	15,000,000
Tennessee State School Bond Authority,
1.000%, due 04/04/08	24,899,000	24,899,000
1.550%, due 05/14/08	15,000,000	15,000,000
1.950%, due 05/22/08	6,000,000	6,000,000

		60,899,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Tax-exempt commercial paper— (continued)
Texas — 1.19%
City of Houston,
2.100%, due 04/02/08	10,000,000	10,000,000
City of Houston, Houston Hotel Occupancy Tax,
0.900%, due 05/05/08	3,400,000	3,400,000
Dallas Area Rapid Transit,
2.400%, due 05/06/08	13,750,000	13,750,000
Harris County Flood District,
1.100%, due 06/01/08	7,050,000	7,050,000
Harris County Metro Trust Authority,
1.950%, due 04/03/08	20,000,000	20,000,000
Texas Department of Transportation,
1.050%, due 04/04/08	20,000,000	20,000,000
University of Texas,
3.400%, due 04/14/08	10,985,000	10,985,000
2.800%, due 06/06/08	10,000,000	10,000,000

		95,185,000

Utah — 0.26%
Intermountain Power Agency,
2.100%, due 06/09/08	21,200,000	21,200,000

Washington — 0.95%
King County Sewer Revenue,
2.100%, due 04/02/08	18,000,000	18,000,000
0.700%, due 04/04/08	15,000,000	15,000,000
Port of Seattle,
1.450%, due 05/07/08	4,600,000	4,600,000
Port of Tacoma,
1.000%, due 04/10/08	20,000,000	20,000,000
2.450%, due 06/09/08	18,300,000	18,300,000
		75,900,000

Total tax-exempt commercial paper (cost—$683,347,000)		683,347,000

	Number of shares
Money market funds[6]—4.50%
AIM Tax Free Investments,
2.250%	187,000,000	187,000,000
BlackRock Liquidity Fund Municipal Fund Portfolio Institutional Class,
2.323%	173,400,000	173,400,000

Total money market funds (cost—$360,400,000)		360,400,000

Total investments (cost — $7,912,844,722 which approximates cost for federal income tax purposes)[7] — 98.89%		7,912,844,722
Other assets in excess of liabilities — 1.11%		88,930,660

Net assets (applicable to 8,001,595,723 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		8,001,775,382

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 16.43% of net assets as of March 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2008 (unaudited)

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Security subject to Alternative Minimum Tax.

[4]	Security purchased on a when-issued basis. When issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

[5]	Zero coupon bond; interest rate represents annualized yield at date of purchase.

[6]	Rates shown reflect yield at March 31, 2008.

[7]

Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitering of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

ACES	Adjustable Convertible Extendable Securities

AID	Anticipation Certificates of Indebtedness

AMBAC	American Municipal Bond Assurance Corporation

CCAO	County Commissioners Association of Ohio

CR	Custodial Receipts

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance

GTD	Guaranteed

IBC	Insured Bond Certificate

MBIA	Municipal Bond Investors Assurance

PSF	Permanent School Fund

PUTTERs	Puttable Tax-Exempt Receipts

ROCS	Reset Option Certificates

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2008 and reset periodically.

XLCA	XL Capital Assurance

Weighted average maturity — 11 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2007.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: May 30, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: May 30, 2008